Derivative Instruments - Summary of Derivative Financial Instruments (Parenthetical) (Detail) - Foreign Exchange Forward $ in Millions	May 06, 2021 CAD ($)	Apr. 12, 2021 CAD ($)	Feb. 10, 2021 CAD ($) $ / Unit	Dec. 31, 2020 USD ($) $ / Unit
Derivative [Line Items]
Foreign Currency Forwards, Notional Amount	$ 122.0	$ 125.9	$ 95.0	$ 95,000,000	[1]
Foreign Currency Forwards, Strike			1.334	1.334

[1]	Notional amount shown is denominated in CAD.